Share Capital - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions		1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 23, 2022	Jan. 24, 2022	Jun. 17, 2022	Jun. 30, 2022
Disclosure of changes in share capital [Line Items]
Stock repurchase program to repurchase common shares		10,158,360
Common shares repurchased average price per share		€ 4.9227
Payments to acquire or redeem entity's shares		€ 50
Share buyback authorized amount	€ 300
Share buyback authorized amount per tranche	100
Share Buyback Program Tranche One [Member]
Disclosure of changes in share capital [Line Items]
Common shares repurchased average price per share			€ 4.8907
Payments to acquire or redeem entity's shares			€ 100
Share Buyback Program Tranche Two [Member]
Disclosure of changes in share capital [Line Items]
Share buyback authorized amount per tranche	€ 100
Share buyback estimated completion date	Sep. 30, 2022
Share Buyback Program Tranche Three [Member]
Disclosure of changes in share capital [Line Items]
Share buyback authorized amount per tranche	€ 100
Share buyback estimated completion date	Dec. 15, 2022
Final Dividend Two Thousand And Twenty One [Member]
Disclosure of changes in share capital [Line Items]
Dividend per common share				€ 0.09
Stock dividend payable description				Those who elected to receive a stock dividend received one Aegon common share for every 47 common shares held.
Weighted average stock price				€ 4.26
Interim Dividend Two Thousand And Twenty One [Member]
Disclosure of changes in share capital [Line Items]
Dividend per common share				0.08
Interim Dividend Two Thousand And Twenty Two [Member]
Disclosure of changes in share capital [Line Items]
Dividend per common share				0.11
Aegon N.V [member] | Final Dividend Two Thousand And Twenty One [Member]
Disclosure of changes in share capital [Line Items]
Dividend per common share				0.17
Common shares B [member]
Disclosure of changes in share capital [Line Items]
Dividend per common share				0.00425
Common shares B [member] | Interim Dividend Two Thousand Eighteen [member]
Disclosure of changes in share capital [Line Items]
Dividend per common share				0.00225
Common shares B [member] | Interim Dividend Two Thousand And Twenty One [Member]
Disclosure of changes in share capital [Line Items]
Dividend per common share				€ 0.002